COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

14.	COMMITMENTS AND CONTINGENCIES

The Company entered into a production agreement with its manufacturers whereby the parties have agreed to a specified production volume. Future payments as at March 31, 2024 are $23,417 with the majority expected to be paid within the next 12 months.